Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Schedule of Transactions With Directors of the Group (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts due		€ 75	€ 59
Amounts owed	€ 8,528	7,966	7,457
Director
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	4,783	2,332	3,212
Amounts due	652	413	179
Income	3,091	3,366	3,755
Amounts owed	896	903	887
Director | Finished products purchased from Truong Thanh Furniture Corporation [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	3,823	1,340	1,852
Amounts due	652	412	178
Director | Purchase Of Agency Services From The Company Reflex Marketing [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	960	992	1,360
Amounts due		1	1
Director | Selling Of Finished Products To Nat Store Ltd [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Income	1,350	1,631	1,354
Amounts owed	303	171	233
Director | Selling Of Finished Products To In Casa Group Pty [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Income	1,741	1,735	2,401
Amounts owed	€ 593	€ 732	€ 654